Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
11.	Goodwill and Other Intangible Assets

A. Goodwill

The components of and changes in the carrying amount of goodwill follow:

(MILLIONS OF DOLLARS)	U.S.	EuAfME	CLAR	APAC	Total
Balance, December 31, 2012	$502	$157	$163	$163	$985
Other(a)	(2)	(1)	—	—	(3)

Balance, June 30, 2013	$500	$156	$163	$163	$982

(a)	Primarily reflects adjustments for foreign currency translation.

The gross goodwill balance was $1,518 million as of June 30, 2013 and $1,521 million as of December 31, 2012. Accumulated goodwill impairment losses (generated entirely in fiscal 2002) were $536 million as of June 30, 2013 and December 31, 2012.

B. Other Intangible Assets

The components of identifiable intangible assets follow:

	As of June 30, 2013			As of December 31, 2012
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, Less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, Less Accumulated Amortization
Finite-lived intangible assets:
Developed technology rights	$764	$(196)	$568	$762	$(173)	$589
Brands	216	(94)	122	216	(88)	128
Trademarks and trade names	53	(36)	17	54	(36)	18
Other	121	(115)	6	122	(115)	7

Total finite-lived intangible assets	1,154	(441)	713	1,154	(412)	742
Indefinite-lived intangible assets:
Brands	39	—	39	39	—	39
Trademarks and trade names	67	—	67	67	—	67
In-process research and development	15	—	15	20	—	20

Total indefinite-lived intangible assets	121	—	121	126	—	126

Identifiable intangible assets	$1,275	$(441)	$834	$1,280	$(412)	$868

C. Amortization

Amortization expense related to acquired intangible assets that contribute to our ability to sell, manufacture, research, market and distribute products, compounds and intellectual property is included in Amortization of intangible assets as it benefits multiple business functions. Amortization expense related to acquired intangible assets that are associated with a single function is included in Cost of sales, Selling, general and administrative expenses or Research and development expenses, as appropriate. Total amortization expense for finite-lived intangible assets was $16 million and $19 million for the three months ended June 30, 2013 and July 1, 2012, respectively, and $31 million and $35 million for the six months ended June 30, 2013 and July 1, 2012, respectively.

12.	Goodwill and Other Intangible Assets

The combined balance sheets include all of the goodwill and other intangible assets directly attributable to the animal health operations of Pfizer. The combined statements of income include all of the amortization expense and impairment charges associated with these intangible assets.

A. Goodwill

The components and changes in the carrying amount of goodwill follow:

(MILLIONS OF DOLLARS)	U.S.	EuAfME	CLAR	APAC	Total
Balance, December 31, 2010	$476	$148	$155	$155	$934
Additions(a)	28	9	9	9	55

Balance, December 31, 2011	504	157	164	164	989
Other(b)	(2)	—	(1)	(1)	(4)

Balance, December 31, 2012	$502	$157	$163	$163	$985

(a)

Primarily reflects the acquisition of KAH and the formation of Jilin (see Note 4A. Acquisitions, Divestitures and Certain Investments—Acquisition of King Animal Health and Note 4D. Acquisitions, Divestitures and Certain Investments—Certain Investments).

(b)	Primarily reflects adjustments for foreign currency translation.

The gross goodwill balance was $1.5 billion as of December 31, 2012 and 2011. Accumulated goodwill impairment losses (generated entirely in fiscal 2002) were $536 million as of December 31, 2012 and 2011.

B. Other Intangible Assets

The components of identifiable intangible assets follow:

	As of December 31,
	2012			2011
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets:
Developed technology rights	$762	$(173)	$589	$755	$(128)	$627
Brands	216	(88)	128	216	(77)	139
Trademarks and trade names	54	(36)	18	54	(30)	24
Other	122	(115)	7	129	(118)	11

Total finite-lived intangible assets	1,154	(412)	742	1,154	(353)	801
Indefinite-lived intangible assets:
Brands	39	—	39	39	—	39
Trademarks and trade names	67	—	67	67	—	67
In-process research and development	20	—	20	21	—	21

Total indefinite-lived intangible assets	126	—	126	127	—	127

Identifiable intangible assets	$1,280	$(412)	$868	$1,281	$(353)	$928

Developed Technology Rights

Developed technology rights represent the amortized cost associated with developed technology, which has been acquired from third parties and which can include the right to develop, use, market, sell and/or offer for sale the product, compounds and intellectual property that we have acquired with respect to products, compounds and/or processes that have been completed. These assets include technologies related to the care and treatment of cattle, swine, poultry, fish, sheep, dogs, cats and horses.

Brands

Brands represent the amortized or unamortized cost associated with product name recognition, as the products themselves do not receive patent protection. The more significant finite-lived brands are Excenel, Lutalyse and Spirovac and the more significant indefinite-lived brands are the Linco family products and Mastitis.

Trademarks and Tradenames

Trademarks and tradenames represent the amortized or unamortized cost associated with legal trademarks and tradenames. The more significant components of indefinite-lived trademarks and tradenames are indefinite-lived trademarks and tradenames acquired from SmithKlineBeecham. The more significant finite-lived trademarks and tradenames are finite-lived trademarks and tradenames for vaccines acquired from CSL Animal Health.

In-Process Research and Development

IPR&D assets represent research and development assets that have not yet received regulatory approval in a major market. The majority of these IPR&D assets were acquired in connection with our acquisition of FDAH.

IPR&D assets are required to be classified as indefinite-lived assets until the successful completion or abandonment of the associated research and development effort. Accordingly, during the development period after the date of acquisition, these assets will not be amortized until approval is obtained in a major market, typically either the U.S. or the European Union, or in a series of other countries, subject to certain specified conditions and management judgment. At that time, we will determine the useful life of the asset, reclassify the asset out of IPR&D and begin amortization. If the associated research and development effort is abandoned, the related IPR&D assets will be written-off, and we will record an impairment charge.

For IPR&D assets, there can be no certainty that these assets ultimately will yield a successful product.

C. Amortization

The weighted average life of our total finite-lived intangible assets, developed technology rights, and finite-lived brands is approximately 14 years. Total amortization expense for finite-lived intangible assets was $67 million in 2012, $70 million in 2011 and $58 million in 2010.

The annual amortization expense expected for the years 2013 through 2017 is as follows:

(MILLIONS OF DOLLARS)	2013	2014	2015	2016	2017
Amortization expense	$63	$63	$62	$62	$62

D. Impairments

For information about intangible asset impairments, see Note 6. Other (Income)/Deductions––Net.